IMPAIRMENT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment loss			$ (3,681)
Shengruihao [Member]
Impairment loss			$ 3,681